OTHER REQUIRED DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of additional information [Abstract]
Schedule of condensed statement of comprehensive income	Statement of comprehensive income

	Cash flow hedges			Currency translation adjustment
	Gross amount	Income tax	Total

At December 31, 2020	(338)	103	(235)	(3,877,863)

(Decrease) / Increase	—	—	—	(40,481)
Reclassification to income statement	278	(83)	195	—

At December 31, 2021	(60)	20	(40)	(3,918,344)

(Decrease) / Increase	1	(1)	—	42,708
Reclassification to income statement	59	(19)	40	—

At December 31, 2022	—	—	—	(3,875,636)

Schedule of condensed statement of cash flows	Statement of cash flows

	Year ended December 31,
	2022	2021	2020

(i) Changes in working capital (1)
Inventories	438,090	(1,906,524)	156,517
Receivables and others	10,888	(41,535)	(29,539)
Trade receivables	573,811	(885,200)	(12,110)
Other liabilities	46,403	106,223	37,517
Trade payables	83,306	109,247	200,410

	1,152,498	(2,617,789)	352,795
(ii) Income tax accrual less payments
Tax accrued (Note 10)	573,728	1,397,139	291,488
Taxes paid	(1,769,289)	(818,854)	(224,927)

	(1,195,561)	578,285	66,561
(iii) Interest accruals less payments
Interest accrued (Note 9 and 22)	(13,940)	(20,948)	13,339
Interest received	31,880	62,912	49,421
Interest paid	(42,735)	(36,063)	(55,769)

	(24,795)	5,901	6,991
(1)    Changes in working capital are shown net of the effect of exchange rate changes.

Schedule of reconciliation of changes in financial debt	Financial debt reconciliation

	Financial debt
	Finance lease liabilities	Short term borrowings	Long term borrowings	Total

At December 31, 2020	(294,103)	(395,604)	(1,327,289)	(2,016,996)
Cash flows	57,856	253,824	9,210	320,890
Reclassifications	—	(662,708)	662,708	—
Acquisitions - finance leases	(11,653)	—	—	(11,653)
Foreign exchange adjustments	8,059	7,643	—	15,702
Other non cash movements	(19,780)	(25,728)	(1,094)	(46,602)
At December 31, 2021	(259,621)	(822,573)	(656,465)	(1,738,659)
Cash flows	61,015	467,014	625	528,654
Reclassifications	—	(124,140)	124,140	—
Acquisitions - finance leases	(13,666)	—	—	(13,666)
Foreign exchange adjustments	5,686	26,093	58	31,837
Other non cash movements	(32,563)	(45,558)	(1,059)	(79,180)
At December 31, 2022	(239,149)	(499,164)	(532,701)	(1,271,014)